Components of Net Periodic Benefit Cost (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Accumulated Other Comprehensive Income Loss After Tax [Line Items]
Unamortized net loss	$ 1,048	$ 1,052
Unamortized prior service	(758)	(847)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	$ 290	$ 205